10-K Significant Accounting Policies - Details of expected credit losses (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses					$ 1,015	$ (241)	$ 538	$ 48	$ 1,158
Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	$ 5,822	$ 5,477	$ 5,126	$ 5,406	5,477	5,406	5,406	6,164
Provision for credit losses	583	432	12	(253)			538	68
Less write-offs charged against the allowance	535	87	109	27			467	826
Balance	5,870	5,822	5,029	5,126	5,870	5,029	5,477	5,406	6,164
Pacific | Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	2,089	2,045	2,052	2,052	2,045	2,052	2,052	2,696
Provision for credit losses	9	45	11	1			27	(543)
Less write-offs charged against the allowance	18	1	0	1			34	101
Balance	2,080	2,089	2,063	2,052	2,080	2,063	2,045	2,052	2,696
Northwest | Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	1,498	1,253	367	512	1,253	512	512	824
Provision for credit losses	74	313	58	(125)			946	(112)
Less write-offs charged against the allowance	512	68	56	20			205	200
Balance	1,060	1,498	369	367	1,060	369	1,253	512	824
Mountain | Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	1,424	1,278	1,476	1,610	1,278	1,610	1,610	1,258
Provision for credit losses	631	164	(17)	(130)			(206)	577
Less write-offs charged against the allowance	3	18	4	4			126	225
Balance	2,052	1,424	1,455	1,476	2,052	1,455	1,278	1,610	1,258
North Central | Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	750	839	1,157	1,152	839	1,152	1,152	1,179
Provision for credit losses	(132)	(89)	(37)	6			(253)	106
Less write-offs charged against the allowance	0	0	47	1			60	133
Balance	618	750	1,073	1,157	618	1,073	839	1,152	1,179
Other | Trade Accounts Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	61	62	74	80	62	80	80	207
Provision for credit losses	1	(1)	(3)	(5)			24	40
Less write-offs charged against the allowance	2	0	2	1			42	167
Balance	$ 60	$ 61	$ 69	$ 74	$ 60	$ 69	$ 62	$ 80	$ 207